Schedule of Supplemental Balance Sheet Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating leases
Operating lease right-of-use assets	$ 793	¥ 5,633	¥ 21,879
Operating lease liabilities, current	(339)	(2,407)	(15,083)
Operating lease liabilities, non-current	$ (474)	(3,366)	(7,599)
Total operating lease liabilities		¥ (5,773)	¥ (22,682)